UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     February 11, 2008


Previous 13F- HR filing made under ACCESSION NUMBER: 0001399490-08-000006 was filed inadvertently. This 13F-HR Amendment filing is a restatement of the correct holdings for Stephens Investment Management LLC for 4Q2007.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $240,421 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950h102     7121  4046239 SH       DEFINED                        4046239
ALIGN TECHNOLOGY INC           COM              016255101     2646   158629 SH       DEFINED                         158629
ALSIUS CORPORATION             UNIT 08/03/2009  021211206      545   116100 SH       DEFINED                         116100
ALSIUS CORPORATION             COM              021211107     5121  1384014 SH       DEFINED                        1384014
ALVARION LTD                   SHS              M0861T100     4530   476888 SH       DEFINED                         476888
ARRAY BIOPHARMA INC            COM              04269X105    11447  1359457 SH       DEFINED                        1359457
BIOCRYST PHARMACEUTICALS       COM              09058V103    19531  3160309 SH       DEFINED                        3160309
CALIPER LIFE SCIENCES INC      COM              130872104     6729  1216904 SH       DEFINED                        1216904
CELEBRATE EXPRESS INC          COM              15100A104     2798   349710 SH       DEFINED                         349710
CLEARWIRE CORP                 CL A             185385309    30779  2244977 SH       DEFINED                        2244977
CROSS A T CO                   CL A             227478104      805    80669 SH       DEFINED                          80669
CURIS INC                      COM              231269101     3414  3483070 SH       DEFINED                        3483070
DELIA'S INC NEW                COM              246911101     5355  1976028 SH       DEFINED                        1976028
DENISON MINES CORP             COM              248356107     2320   260064 SH       DEFINED                         260064
EARTHLINK INC                  COM              270321102     1060   150000 SH       DEFINED                         150000
ELECTRONIC CLEARING HOUSE IN   COM PAR.01 NEW   285562500     1215    73131 SH       DEFINED                          73131
GENAERA CORP                   COM NEW          36867G209      184    91800 SH       DEFINED                          91800
GENOMIC HEALTH INC             COM              37244C101    12691   560551 SH       DEFINED                         560551
GIANT INTERACTIVE GROUP INC    ADR              374511103     3180   245000 SH       DEFINED                         245000
GLU MOBILE INC                 COM              379890106     8567  1641189 SH       DEFINED                        1641189
HELICOS BIOSCIENCES CORP       COM              42326R109     5596   536045 SH       DEFINED                         536045
ICAGEN INC                     COM              45104P104     1110   661000 SH       DEFINED                         661000
INFOCUS CORP                   COM              45665B106     1237   679722 SH       DEFINED                         679722
IOMAI CORP                     COM              46202P103      319   310000 SH       DEFINED                         310000
IVANHOE MINES LTD              COM              46579n103     3219   300000 SH       DEFINED                         300000
METABASIS THERAPEUTICS INC     COM              59101M105      228    76100 SH       DEFINED                          76100
MMC ENERGY INC                 COM NEW          55312Q208     9458  2702192 SH       DEFINED                        2702192
MONOGRAM BIOSCIENCES INC       COM              60975U108     7541  5310552 SH       DEFINED                        5310552
MOVIE STAR INC                 COM              624591103      236   147527 SH       DEFINED                         147527
NEW FRONTIER MEDIA INC         COM              644398109     8341  1516556 SH       DEFINED                        1516556
NEXTWAVE WIRELESS INC          COM              65337Y102     2263   420660 SH       DEFINED                         420660
NOVAVAX INC                    COM              670002104     1099   330000 SH       DEFINED                         330000
ORANGE 21 INC                  COM              685317109     3896   779197 SH       DEFINED                         779197
ORBCOMM INC                    COM              68555P100     5898   937675 SH       DEFINED                         937675
PROSHARES TR                   ULTRASHT SP500   74347R883     5689   105000 SH       DEFINED                         105000
PROSHARES TR                   ULTRASHORT QQQ   74347R875     3798   100000 SH       DEFINED                         100000
PROXIM WIRELESS CORP           COM              744285107     1004  1014120 SH       DEFINED                        1014120
PURECYCLE CORP                 COM NEW          746228303     3725   484422 SH       DEFINED                         484422
REDENVELOPE INC                COM              75733R601     4231   913865 SH       DEFINED                         913865
SCIENTIFIC LEARNING CORP       COM              808760102     1340   250000 SH       DEFINED                         250000
STRATEGIC DIAGNOSTICS INC      COM              862700101     6838  1271060 SH       DEFINED                        1271060
SUPPORTSOFT INC                COM              868587106     5583  1254694 SH       DEFINED                        1254694
SURMODICS INC                  COM              868873100    15936   293652 SH       DEFINED                         293652
TOWERSTREAM CORP               COM              892000100     9675  3151584 SH       DEFINED                        3151584
VERI TEK INTL CORP             COM              92342X101     1465   242080 SH       DEFINED                         242080
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      658   226080 SH       DEFINED                         226080